Share-based payments - Summary of the Number and Weighted Average Purchase Prices Movements in RSU (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Abstract]
Number of RSUs, Beginning balance	795,694	259,714	153,595
Number of RSUs, Granted	528,004	681,588	175,991
Number of RSUs, Vested and settled	(209,671)	(65,846)	(57,372)
Number of RSUs, Forfeited	(80,213)	(79,762)	(12,500)
Number of RSUs, Ending balance	1,033,814	795,694	259,714